Provisions, income tax liabilities and other liabilities - Remeasurement of Net Defined-benefit (Asset)/Liability (Actuarial Gains and Losses) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Gains/(losses) on financial assumptions	€ 171	€ (654)	€ (686)
France
Disclosure of defined benefit plans [line items]
Actuarial gains/(losses) arising during the period	(3)	156	106
Gains/(losses) on experience adjustments	16	(120)	60
Gains/(losses) on demographic assumptions	0	0	0
Gains/(losses) on financial assumptions	(19)	276	46
Germany
Disclosure of defined benefit plans [line items]
Actuarial gains/(losses) arising during the period	(98)	205	113
Gains/(losses) on experience adjustments	(54)	(620)	182
Gains/(losses) on demographic assumptions	0	0	0
Gains/(losses) on financial assumptions	(44)	825	(69)
US
Disclosure of defined benefit plans [line items]
Actuarial gains/(losses) arising during the period	(25)	382	156
Gains/(losses) on experience adjustments	(7)	(287)	23
Gains/(losses) on demographic assumptions	18	129	51
Gains/(losses) on financial assumptions	(36)	540	82
UK
Disclosure of defined benefit plans [line items]
Actuarial gains/(losses) arising during the period	(44)	(131)	237
Gains/(losses) on experience adjustments	(12)	(1,328)	35
Gains/(losses) on demographic assumptions	11	54	125
Gains/(losses) on financial assumptions	€ (43)	€ 1,143	€ 77